Loans (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of financing receivable credit quality indicators
The amortized cost of loans by credit quality classifications and allowance for expected credit losses by class of loans is as follows:

December 31, 2020	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	279,417	—	—	—	279,417	(1,453)	277,964
Commercial and industrial	422,616	5,841	1,082	18,226	447,765	(9,926)	437,839
Commercial overdrafts	70,324	1,686	451	1	72,462	(230)	72,232
Total commercial loans	772,357	7,527	1,533	18,227	799,644	(11,609)	788,035

Commercial real estate loans
Commercial mortgage	627,512	79,168	2,362	6,300	715,342	(847)	714,495
Construction	4,950	39,870	—	—	44,820	(1,257)	43,563
Total commercial real estate loans	632,462	119,038	2,362	6,300	760,162	(2,104)	758,058

Consumer loans
Automobile financing	22,491	52	—	127	22,670	(103)	22,567
Credit card	68,025	—	234	—	68,259	(2,795)	65,464
Overdrafts	23,934	1,127	—	2	25,063	(162)	24,901
Other consumer[1]	112,466	1,031	215	1,048	114,760	(1,416)	113,344
Total consumer loans	226,916	2,210	449	1,177	230,752	(4,476)	226,276

Residential mortgage loans	3,212,218	61,499	83,846	46,787	3,404,350	(15,909)	3,388,441

Total	4,843,953	190,274	88,190	72,491	5,194,908	(34,098)	5,160,810
[1] Other consumer loans’ amortized cost comprises $54 million of cash and portfolio secured lending and $45 million of lending secured by buildings in construction or other collateral.

								Evaluation of gross loans for impairment
December 31, 2019	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	General and specific allowances	Total net loans	Individually evaluated	Collectively evaluated
Commercial loans
Government	370,753	—	—	—	370,753	—	370,753	—	370,753
Commercial and industrial	469,591	57,438	1,119	7,567	535,715	(7,195)	528,520	48,386	487,329
Commercial overdrafts	23,529	4,565	451	2	28,547	(86)	28,461	2	28,545
Total commercial loans	863,873	62,003	1,570	7,569	935,015	(7,281)	927,734	48,388	886,627

Commercial real estate loans
Commercial mortgage	581,450	71,638	2,955	3,250	659,293	(1,496)	657,797	9,871	649,422
Construction	91,812	—	3,128	—	94,940	—	94,940	3,128	91,812
Total commercial real estate loans	673,262	71,638	6,083	3,250	754,233	(1,496)	752,737	12,999	741,234

Consumer loans
Automobile financing	21,229	78	—	155	21,462	(102)	21,360	155	21,307
Credit card	87,250	—	424	—	87,674	(445)	87,229	—	87,674
Overdrafts	5,270	2,504	50	34	7,858	(28)	7,830	34	7,824
Other consumer[1]	135,534	3,550	—	1,063	140,147	(927)	139,220	1,070	139,077
Total consumer loans	249,283	6,132	474	1,252	257,141	(1,502)	255,639	1,259	255,882

Residential mortgage loans	3,019,105	80,135	82,251	38,330	3,219,821	(13,309)	3,206,512	115,535	3,104,285

Total	4,805,523	219,908	90,378	50,401	5,166,210	(23,588)	5,142,622	178,181	4,988,028
[1] Other consumer loans’ amortized cost comprises $74 million of cash and portfolio secured lending and $48 million of lending secured by buildings in construction or other collateral.
Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality indicator is as follows:

December 31, 2020	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2020	683,821	18,789	—	70	702,680
2019	1,026,634	27,575	181	4	1,054,394
2018	684,716	65,570	559	1,407	752,252
2017	624,332	2,381	3,245	11,910	641,868
2016	447,293	2,073	7,993	4,939	462,298
Prior	1,183,869	69,934	75,466	52,174	1,381,443
Overdrafts and credit cards	193,288	3,952	746	1,987	199,973
Total amortized cost	4,843,953	190,274	88,190	72,491	5,194,908

Schedule of age analysis and past due loans
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2020	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	279,417	279,417
Commercial and industrial	109	50	18,176	18,335	429,430	447,765
Commercial overdrafts	—	—	90	90	72,372	72,462
Total commercial loans	109	50	18,266	18,425	781,219	799,644

Commercial real estate loans
Commercial mortgage	710	1,552	4,748	7,010	708,332	715,342
Construction	—	—	—	—	44,820	44,820
Total commercial real estate loans	710	1,552	4,748	7,010	753,152	760,162

Consumer loans
Automobile financing	55	35	127	217	22,453	22,670
Credit card	480	224	234	938	67,321	68,259
Overdrafts	—	—	2	2	25,061	25,063
Other consumer	56	3	1,043	1,102	113,658	114,760
Total consumer loans	591	262	1,406	2,259	228,493	230,752

Residential mortgage loans	6,304	4,023	59,957	70,284	3,334,066	3,404,350

Total amortized cost	7,714	5,887	84,377	97,978	5,096,930	5,194,908

December 31, 2019	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	370,753	370,753
Commercial and industrial	276	—	7,487	7,763	527,952	535,715
Commercial overdrafts	—	—	2	2	28,545	28,547
Total commercial loans	276	—	7,489	7,765	927,250	935,015

Commercial real estate loans
Commercial mortgage	445	—	3,250	3,695	655,598	659,293
Construction	—	—	3,128	3,128	91,812	94,940
Total commercial real estate loans	445	—	6,378	6,823	747,410	754,233

Consumer loans
Automobile financing	53	58	135	246	21,216	21,462
Credit card	630	221	424	1,275	86,399	87,674
Overdrafts	—	—	34	34	7,824	7,858
Other consumer	994	139	1,028	2,161	137,986	140,147
Total consumer loans	1,677	418	1,621	3,716	253,425	257,141

Residential mortgage loans	31,931	9,487	47,132	88,550	3,131,271	3,219,821

Total amortized cost	34,329	9,905	62,620	106,854	5,059,356	5,166,210

Schedule of allowance for credit loss

	Year ended December 31, 2020
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period, before change in accounting policy	7,281	1,496	1,502	13,309	23,588
Cumulative effect from change in accounting policy (Note 2)	4,109	1,026	2,506	200	7,841
Provision increase (decrease)	3,832	(418)	1,095	3,803	8,312
Recoveries of previous charge-offs	12	—	1,247	379	1,638
Charge-offs	(3,635)	—	(1,876)	(2,043)	(7,554)
Other	10	—	2	261	273
Allowances for expected credit losses at end of year	11,609	2,104	4,476	15,909	34,098

	Year ended December 31, 2019
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at beginning of period	6,913	4,092	802	13,295	25,102
Provision increase (decrease)	733	(2,596)	1,701	(22)	(184)
Recoveries of previous charge-offs	9	—	1,186	445	1,640
Charge-offs	(374)	—	(2,193)	(449)	(3,016)
Other	—	—	6	40	46
General and specific allowances at end of period	7,281	1,496	1,502	13,309	23,588
Allowances at end of period: individually evaluated for impairment	4,904	470	676	11,628	17,678
Allowances at end of period: collectively evaluated for impairment	2,377	1,026	826	1,681	5,910

Schedule of non-accrual status for non-performing loans

	December 31, 2020				December 31, 2019
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	18,207	19	—	18,226	7,487	80	—	7,567
Commercial overdrafts	—	1	89	90	—	2	—	2
Total commercial loans	18,207	20	89	18,316	7,487	82	—	7,569

Commercial real estate loans
Commercial mortgage	952	5,348	—	6,300	1,019	2,231	—	3,250
Construction	—	—	—	—	—	—	3,128	3,128
Total commercial real estate loans	952	5,348	—	6,300	1,019	2,231	3,128	6,378

Consumer loans
Automobile financing	126	1	—	127	—	155	—	155
Credit card	—	—	234	234	—	—	424	424
Overdrafts	—	2	—	2	—	34	—	34
Other consumer	869	179	—	1,048	676	387	—	1,063
Total consumer loans	995	182	234	1,411	676	576	424	1,676

Residential mortgage loans	36,897	9,890	18,788	65,575	29,016	9,314	12,008	50,338
Total non-performing loans	57,051	15,440	19,111	91,602	38,198	12,203	15,560	65,961

Schedule of troubled debt restructuring
TDRs entered into during the period

	Year ended December 31, 2020
	Number of contracts	Pre-modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	9	5,590	98	5,688

	Year ended December 31, 2019
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	3	1,381	101	1,482

TDRs Outstanding

	December 31, 2020		December 31, 2019
	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	901	—	939	—
Commercial real estate loans	2,362	1,811	2,954	1,315
Residential mortgage loans	61,937	17,129	65,275	9,576
Total TDRs outstanding	65,200	18,940	69,168	10,891